NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2011
NEWBUILDINGS [Abstract]
Components of newbuildings

(in thousands of $)	2011	2010
Purchase price installments	186,159	—
Interest costs capitalized	3,610	—
Other costs capitalized	331	—
	190,100	—